CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flow arising from changes in:
(Gain) loss on non-hedge derivatives	$ (1)	$ 2	$ (3)	$ (2)
Stock-based compensation expense	8	6	10	31
Income from investment in equity investees	(10)	(14)	(26)	(25)
Change in estimate of rehabilitation costs at closed mines	9	(3)	0	5
Net inventory impairment charges	2	3	5	6
Change in other assets and liabilities	65	(1)	39	(97)
Settlement of rehabilitation obligations	(16)	(14)	(32)	(23)
Other operating activities	57	(21)	(7)	(105)
Cash flow arising from changes in:
Accounts receivable	(21)	42	45	58
Inventory	(72)	(154)	(148)	(231)
Other current assets	(15)	(50)	(77)	(94)
Accounts payable	(98)	(3)	(204)	(54)
Other current liabilities	12	(17)	14	(57)
Change in working capital	$ (194)	$ (182)	$ (370)	$ (378)